Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     January 25, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    72

Form13F Information Table Value Total:     $    118,127(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES MSCI EAFE INDEX        COM              464287465      221     3800 SH       Sole                                       3800
VANGUARD ALL WORLD INDX        COM              922042775     1083    22700 SH       Sole                                      22700
ALCOA INC.                     COM              013817101      397    25800 SH       Sole                                      25800
AMER EXPRESS                   COM              025816109     4477   104300 SH       Sole                                     104300
APPLE COMPUTERS                COM              037833100      323     1000 SH       Sole                                       1000
AT & T CORP                    COM              00206R102     1694    57650 SH       Sole                                      57650
BANKAMERICA                    COM              060505104     4604   345100 SH       Sole                                     345100
CISCO SYSTEMS                  COM              17275R102      922    45600 SH       Sole                                      45600
COMCAST CORP.                  COM              20030N101      211     9600 SH       Sole                                       9600
CRANE CO                       COM              224399105      706    17200 SH       Sole                                      17200
EXXON MOBIL CORP               COM              30231G102     4873    66650 SH       Sole                                      66650
GENERAL ELECTRIC               COM              369604103     6785   370950 SH       Sole                                     370950
GOLDMAN SACHS                  COM              38141G104      269     1600 SH       Sole                                       1600
HEWLETT PACKARD                COM              428236103     2254    53550 SH       Sole                                      53550
HOME DEPOT                     COM              437076102     2817    80350 SH       Sole                                      80350
ILLINOIS TOOLS WORKS           COM              452308109     1105    20700 SH       Sole                                      20700
INTEL                          COM              458140100     2898   137800 SH       Sole                                     137800
JOHNSON & JOHNSON              COM              478160104     2573    41600 SH       Sole                                      41600
JOHNSON CONTROLS INC           COM              478366107      510    13350 SH       Sole                                      13350
KELLOGG                        COM              487836108     1727    33800 SH       Sole                                      33800
KRAFT FOODS                    COM              50075N104     2388    75800 SH       Sole                                      75800
LOWE'S                         COM              548661107     1534    61150 SH       Sole                                      61150
MANPOWER INC                   COM              56418H100     1312    20900 SH       Sole                                      20900
MERCK                          COM              589331107     2782    77200 SH       Sole                                      77200
MICROSOFT                      COM              594918104     2558    91650 SH       Sole                                      91650
OFFICE DEPOT                   COM              676220106       65    12000 SH       Sole                                      12000
PEPSICO                        COM              713448108     3136    48000 SH       Sole                                      48000
PFIZER                         COM              717081103      620    35425 SH       Sole                                      35425
PROCTER & GAMBLE               COM              742718109     3525    54800 SH       Sole                                      54800
STARBUCKS                      COM              855244109      482    15000 SH       Sole                                      15000
WAL MART STORES                COM              931142103     4012    74400 SH       Sole                                      74400
WALGREEN                       COM              931422109     2343    60150 SH       Sole                                      60150
WASTE MGT                      COM              94106L109     1552    42100 SH       Sole                                      42100
BARCLAYS BK IPATH DOW JONES    COM              06739H321      301     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              252787106     3509    30350 SH       Sole                                      30350
ENERGY INDEX                   COM              81369Y506     1836    26900 SH       Sole                                      26900
FINANCIAL SECTOR SPDR          COM              81369Y605     1163    72900 SH       Sole                                      72900
ISHARES S&P 100 INDEX          COM              464287101     1337    23600 SH       Sole                                      23600
OIL SVC HOLDRS                 COM              678002106      386     2750 SH       Sole                                       2750
QQQQ INDEX                     COM              73935A104      893    16400 SH       Sole                                      16400
S&P 500 INDEX                  COM              78462F103     8117    64550 SH       Sole                                      64550
S&P MIDCAP 400 INDEX           COM              595635103      543     3300 SH       Sole                                       3300
VANGUARD LARGE CAP             COM              922908637      893    15500 SH       Sole                                      15500
VANGUARD MCSI GROWTH           COM              922908736     1382    22500 SH       Sole                                      22500
PROSHARES ULTRASHORT TREASURY  COM              74347R297     1741    47000 SH       Sole                                      47000
DB COMMODITY INDX              COM              73935S105      290    10535 SH       Sole                                      10535
ISHARES S&P GSCI COMMODITY     COM              46428R107     1023    30000 SH       Sole                                      30000
ISHARES SILVER TR              COM              46428Q109      392    13000 SH       Sole                                      13000
STREETTRACKS GOLD              COM              78463V107      816     5879 SH       Sole                                       5879
US NATURAL GAS FD              COM              912318102      983   164070 SH       Sole                                     164070
ARCELORMITTAL ADR              ADR              03938L104     1626    42650 SH       Sole                                      42650
NOVARTIS ADR                   ADR              66987V109      507     8600 SH       Sole                                       8600
SANTANDER ADR                  ADR              05964H105      426    40000 SH       Sole                                      40000
SAP AG ADR                     ADR              803054204      587    11600 SH       Sole                                      11600
TELEF ESPANA ADR               ADR              879382208     1396    20400 SH       Sole                                      20400
TOTAL ADR                      ADR              89151E109      241     4500 SH       Sole                                       4500
UNILEVER NV  ADR               ADR              904784709     1674    53300 SH       Sole                                      53300
VODAFONE GROUP ADR             ADR              92857W209     1338    50600 SH       Sole                                      50600
DJ STOXX 50 FUND               COM              78463X103     1612    47700 SH       Sole                                      47700
ISHARES GERMANY INDEX          COM              464286806      306    12800 SH       Sole                                      12800
ISHARES MSCI AUSTRIA INDEX     COM              464286202      741    33200 SH       Sole                                      33200
ISHARES S&P 350 EUROPE         COM              464287861      703    17900 SH       Sole                                      17900
AMERICA MOVIL ADR              ADR              02364W105      201     3500 SH       Sole                                       3500
CEMEX ADR                      ADR              151290889     1590   148434 SH       Sole                                     148434
GRUMA ADR                      ADR              400131306      108    14600 SH       Sole                                      14600
PETROBRAS ADR                  ADR              71654V408     2641    69800 SH       Sole                                      69800
ISHARES BRAZIL INDEX           COM              464286400      263     3400 SH       Sole                                       3400
CHINA MOBILE ADR               ADR              16941M109     4086    82350 SH       Sole                                      82350
HONDA MOTOR ADR                ADR              438128308      533    13500 SH       Sole                                      13500
TOYOTA ADR                     ADR              892331307     2548    32400 SH       Sole                                      32400
ISHARES HK CHINA 25 INDEX      COM              464287184     2152    49950 SH       Sole                                      49950
ISHARES SINGAPORE INDEX        COM              464286673      480    34655 SH       Sole                                      34655